UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2010

Date of reporting period:	January 31, 2010

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2010.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS - (Continued)

(Unaudited)
	JANUARY 31,
	2010			2009
	Principal	Amortized	Market	Principal	Amortized	Market
	Amount	Cost	Value	Amount	Cost	Value

Ardsley NY Union Free School District
5.000% due June 15, 2014	415,000	443,581	474,482	415,000	450,238	478,869
4.000% due June 15, 2016	460,000	473,786	504,946	460,000	475,976	509,477

Bethlehem N.Y. Cent School District
5.000%, due November 1, 2015	500,000	528,971	569,355	500,000	533,815	570,135

Cattaraugus Cnty. NY Public
5.200%, due June, 2014	275,000	285,195	297,294	275,000	288,366	296,335
5.000%, due June 1, 2015	275,000	285,556	300,704	275,000	287,761	294,030

City of N.Y. General Purpose Unlimited Tax
6.750%, due February 1, 2009	-. -	-.-	-.-	50,000	50,448	50,000

City of New York Ref Unltd. Tax
6.000%, due May 15, 2030	-.-	-.-	-.-	150,000	168,322	162,170
5.000%, due August 1, 2017	500,000	529,345	541,095	500,000	535,864	538,470

City of NY Municipal Water
5.625% due June 15, 2024	1,000,000	988,184	1,155,280	1,000,000	987,363	1,091,520

City of Buffalo New York Sewer
5.000%, due July 1, 2011	1,110,000	1,130,423	1,178,998	1,110,000	1,142,794	1,200,165

Clarkstown N.Y. Central School District
5.250%, due April 15, 2015	400,000	419,419	451,084	400,000	455,084

Cleveland Hill Union Free School District
5.500% due October 15, 2011	265,000	265000	268,612	1,480,000	1,491,806	1,532,244

Long Island Power Authority
5.5005 due December 1, 2013	1,005,000	1,160,453	1,166,182	-.-	-.-	-.-

Monroe County, N.Y. - Rochester Pub Improvement
6.000%, due June 1, 2010	10,000	10,050	10,167	10,000	10,100	10,184
6.000%, due March 1, 2012	445,000	465,277	486,509	445,000	473,978	487,631

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS - (Continued)

(Unaudited)
	JANUARY 31,
	2010			2009
	Principal	Amortized	Market	Principal	Amortized	Market
	Amount	Cost	Value	Amount	Cost	Value

Mt. Sinai, N.Y. Union Free School District AMBAC Insured
6.200%, due February 15, 2011	1,070,000	1,068,964	1,130,712	1,070,000	1,068,642	1,163,454

Massapequa NY Union Free
4.000% due June 15, 2013	300,000	321,535	326,688	-.-	-.-	-;-

Niagara Falls Bridge Commission N.Y.
5.250%, due October 1, 2015	1,720,000	1,778,946	1,823,389	2,000,000	2,076,728	2,165,600

Nassau County Interim Finance Authority
5.75%, due November 15, 2013	1,100,000	1,108,921	1,148,026	1,100,000	1,114,093	1,197,702

New York City Transl Fin Auth
6.000%, due July 15, 2016	750,000	799,061	834,105	750,000	806,658	866,753
5.000%, due November 1, 2020	500,000	561,210	563,650	-.-	-.-	-.-
5.000%, due November 1, 2019	1,000,000	1,127,404	1,117,640	-.-	-.-	-.-

N.Y.S. Dormitory Authority - State University Educational Facilities
7-1/2%, due May 15, 2011	275,000	273,762	289,650	365,000	362,965	394,450

N.Y.S. Dormitory Authority Revs.
5.5%, due May 15, 2018.	1,155,000	1,269,629	1,312,681	1,155,000	1,283,469	1,333,667
5.0%, due July 1, 2020	1,000,000	1,039,410	1,036,550	1,000,000	1,043,208	1,026,740
5.0% due Oct. 1, 2019	585,000	620,111	626,833	585,000	624,688	633,824
5.0%, due July 1, 2021	1,035,000	1,062,559	1,066,516	1,035,000	1,067,662	1,035,828
5.0%, due Oct.1, 2018	430,000	458,635	468,197	430,000	462,368	474,896
5.25% due July 1, 2021	-.-	-.-	-.-	1,000,000	1,103,746	1,067,730

N.Y.S. Environmental Facilities Pollution Control - Revolving Fund
5.250%, due December 15, 2012	400,000	419,024	448,280	400,000	425,372	450,320
5.000%, due June 15, 2018	1,000,000	1,041,947	1,113,250	1,000,000	1,048,504	1,121,400

N.Y.S. Dormitory Authority City University Gen’l
5.750%, due July 1, 2013	215,000	228,144	230,622	215,000	231,737	232,614

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS - (Continued)

(Unaudited)

	JANUARY 31,
	2010			2009
	Principal	Amortized	Market	Principal	Amortized	Market
	Amount	Cost	Value	Amount	Cost	Value

N.Y.S. Dormitory Authority - Personal Income Tax Ed.
5.500%, due March 15, 2011	1,000,000	1,020,018	1,056,070	1,000,000	1,034,059	1,080,940
5.250% due July 1, 2021	1,000,000	1,095,413 1,093,430	1,000,000	1,109,229	1,172,070

N.Y.S. Dormitory Authority Revs.
5.25%, due November 15, 2023	1,400,000	1,475,654	1,520,680	1,400,000	1,492,642	1,466,374
5.50%, due Jult1, 2019	1,000,000	1,087,081	1,139,360	1,000,000	1,096,424	1,131,190

N.Y.S. Local Gov’t Asst Corp.
5.500%, due April 1, 2017	240,000	258,580	278,498	240,000	261,091	277,572
5.500%, due April 1, 2017	700,000	817,192	812,287	-.-	-.-	-.-

N.Y.S. Thruway Authority Hwy & Bridge
5.25%, due April 1, 2013	1,000,000	1,043,471	1,119,280	1,000,000	1,056,704	1,130,310
5.25%, due March 15, 2019	750,000	809,041	865,582	750,000	815,512	871,365

Oyster Bay NY
5.000% due February 15, 2015	150,000	169,851	172,148	-.-	-.-	-.-

Pleasantville, NY Public IMPT. Tax
5.00%, due January 1, 2016	440,000	465,972	498,793	440,000	470,285	498,973

Plainview Old Bethpage NY Central School district
5.000% due December 15, 2020	250,000	290,257	291,770	-.-	-.-	-.-

Commonwealth of Puerto Rico, G.O
5.500%, due July 1, 2017	700,000	759,127	756,952	700,000	766,937	698,096
5.500%, due July 1, 2015	500,000	535,876	555,395	500,000	542,074	540,250
6.25%, due July 1, 2016	285,000	318,246	326,482	285,000	323,108	317,251

Sachem County
5.25%, due October 15, 2019	500,000	545,483	587,610	500,000	550,155	563,680

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS - (Continued)

(Unaudited)

	JANUARY 31,
	2010			2009
	Principal	Amortized	Market	Principal	Amortized	Market
	Amount	Cost	Value	Amount	Cost	Value

Sales Tax Asset Receivable Corp.
5.000% due October 15, 2017	275,000	300,637	304,268	275,000	303,712	310,351

Suffolk County Water Authority
6.000%, due June 1, 2009	-.-	-.-	-.-	515,000	517,459	524,234

Suffolk County Judicial FACS Agency
5.75%, due October 15, 2011	-.-	-.-	-.-	1,340,000	1,352,677	1,392,769

Triborough Bridge or Tunnel Authority N.Y. R
5.500%, due January 1, 2017	1,000,000	1,013,680 1,	165,260	1,000,000	1,120,117	1,159,730
6.000%, due January 1, 2012	825,000	831,222	885,679	1,175,000	1,194,637	1,280,362
5.50%, due November 15, 2019	1,000,000	1,108,989	1,170,750	1,000,000	1,015,263	1,194,490

Unadilla Valley NY Central School District
4.000% due June 15, 2014	500,000	548,111	550,655	-.-	-.-	-.-

Village of Briarcliff Pub. Impt. Unlimited tax
5.000% due September 1, 2017	215,000	234,978	249,230	215,000	237,736	253,797

Village of Briarcliff Pub. Impt. Unlimited tax
5.000% due September 1, 2015	310,000	336,237	359,355	310,000	341,244	363,717

	$33,235,000	$35,229,618	$36,701,031	$33,820,000	$35,641,233	$37,068,813

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 23, 2010

By (Signature and Title)	/s/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 23, 2010